Provisions (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2017	$688	$664	$1,352	$46	$1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	904	660	1,564	32	1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	990	1,051	2,041	352	1,689
Arising (released) during the year	94	190	284	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	$1,063	$842	$1,905	$—	$1,905

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2017	2018	2019
	(in thousands)
At January 1,	$628	$810	$2,592
Charge for the year	182	1,782	515
Utilized amounts	$—	$—	$(388)
At year end	$810	$2,592	$2,719

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2017	2018	2019
Discount rate	1.30%	1.57%	0.77%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old